SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total equity-based compensation expenses	$ 1,529	$ 2,323	$ 2,088	[1]
Cost of Revenue [Member]
Total equity-based compensation expenses	61	130	62
Research and Development Expense [Member]
Total equity-based compensation expenses	430	526	393
Selling and Marketing Expense [Member]
Total equity-based compensation expenses	437	964	1,180
General and Administrative Expense [Member]
Total equity-based compensation expenses	$ 601	$ 703	$ 453

[1]	Also includes equity-based compensation that was classified as a liability.